Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000037539 [Member]
Shareholder Report [Line Items]
Fund Name	iShares 1-5 Year Investment Grade Corporate Bond ETF
Class Name	iShares 1-5 Year Investment Grade Corporate Bond ETF
Trading Symbol	IGSB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares 1-5 Year Investment Grade Corporate Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 1-5 Year Investment Grade Corporate Bond ETF	$2	0.04%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	4.41%	8.11%	2.08%	2.14%
Fund Market	4.53	8.19	2.09	2.15
ICE BofA US Broad Market Index	4.85	7.35	(0.08)	1.67
ICE® BofA® 1-5 Year US Corporate Index	4.40	8.08	2.10	2.26

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 20,909,601,543
Holdings Count | Holding	3,941
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$20,909,601,543
Number of Portfolio Holdings	3,941
Portfolio Turnover Rate	15%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	1.9%
Aa	8.3%
A	44.6%
Baa	41.8%
Ba	1.8%
Not Rated	1.6%
Maturity allocation
Maturity	Percent of Total Investments (a)
1-2 Years	23.5%
2-3 Years	25.6%
3-4 Years	23.5%
4-5 Years	22.5%
5-6 Years	4.4%
7-8 Years	0.2%
8-9 Years	0.2%
21-22 Years	0.1%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000219898 [Member]
Shareholder Report [Line Items]
Fund Name	iShares ESG Advanced Total USD Bond Market ETF
Class Name	iShares ESG Advanced Total USD Bond Market ETF
Trading Symbol	EUSB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares ESG Advanced Total USD Bond Market ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Advanced Total USD Bond Market ETF	$6	0.12%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[2]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	4.91%	7.65%	(1.02	) %
Fund Market	5.06	8.13	(0.95)
Bloomberg U.S. Universal Index	4.99	7.92	(0.76)
Bloomberg MSCI US Universal Choice ESG Screened Index	4.97	7.76	(0.89)

Performance Inception Date	Jun. 23, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 682,733,101
Holdings Count | Holding	4,193
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$682,733,101
Number of Portfolio Holdings	4,193
Portfolio Turnover Rate	46%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	61.8%
Aa	5.4%
A	10.5%
Baa	14.8%
Ba	3.3%
B	1.9%
Caa	0.3%
Ca	0.3%
Not Rated	1.7%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	61.6%
Corporate Bonds & Notes	31.1%
Foreign Government Obligations	6.5%
Collateralized Mortgage Obligations	0.8%
Asset-Backed Securities	0.3%
TBA Sales Commitments	(0.3	) %
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000182993 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Investment Grade Systematic Bond ETF
Class Name	iShares Investment Grade Systematic Bond ETF
Trading Symbol	IGEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Investment Grade Systematic Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Investment Grade Systematic Bond ETF	$9	0.18%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[3]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	5.64%	10.19%	1.53%	2.97%
Fund Market	5.55	10.13	1.51	2.98
Bloomberg U.S. Universal Index	4.99	7.92	0.34	1.68
BlackRock Investment Grade Systematic Bond Index	5.73	10.39	1.71	3.14
Markit iBoxx USD Liquid Investment Grade Index	5.60	9.62	0.43	2.38

Performance Inception Date	Jul. 11, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,512,211,337
Holdings Count | Holding	443
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,512,211,337
Number of Portfolio Holdings	443
Portfolio Turnover Rate	34%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	2.4%
Aa	3.6%
A	20.7%
Baa	67.4%
Ba	5.1%
Not Rated	0.8%
Maturity allocation
Maturity	Percent of Total Investments (a)
1-5 Years	12.8%
5-10 Years	55.7%
10-15 Years	7.6%
15-20 Years	2.9%
More than 20 Years	21.0%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000201167 [Member]
Shareholder Report [Line Items]
Fund Name	iShares ESG Aware U.S. Aggregate Bond ETF
Class Name	iShares ESG Aware U.S. Aggregate Bond ETF
Trading Symbol	EAGG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares ESG Aware U.S. Aggregate Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware U.S. Aggregate Bond ETF	$5	0.10%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[4]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years		Since Fund Inception
Fund NAV	4.77%	7.16%	(0.15	) %	1.78%
Fund Market	4.74	7.13	(0.18)		1.79
Bloomberg U.S. Universal Index	4.99	7.92	0.34		2.14
Bloomberg MSCI US Aggregate ESG Focus Index	4.83	7.29	(0.01)		1.90

Performance Inception Date	Oct. 18, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 3,523,083,745
Holdings Count | Holding	5,065
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,523,083,745
Number of Portfolio Holdings	5,065
Portfolio Turnover Rate	61%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	70.4%
Aa	4.2%
A	10.9%
Baa	12.2%
Ba	0.3%
Not Rated	2.0%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	70.1%
Corporate Bonds & Notes	25.3%
Foreign Government Obligations	3.6%
Collateralized Mortgage Obligations	1.0%
Asset-Backed Securities	0.4%
Municipal Debt Obligations	0.0	% (b)
TBA Sales Commitments	(0.4	) %
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000080009 [Member]
Shareholder Report [Line Items]
Fund Name	iShares 10+ Year Investment Grade Corporate Bond ETF
Class Name	iShares 10+ Year Investment Grade Corporate Bond ETF
Trading Symbol	IGLB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares 10+ Year Investment Grade Corporate Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 10+ Year Investment Grade Corporate Bond ETF	$2	0.04%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[5]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years		10 Years
Fund NAV	5.68%	10.20%	(1.14	) %	2.52%
Fund Market	5.88	10.10	(1.17)		2.44
ICE BofA US Broad Market Index	4.85	7.35	(0.08)		1.67
ICE® BofA® 10+ Year US Corporate Index	5.72	10.31	(1.04)		2.72

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 2,575,457,214
Holdings Count | Holding	3,694
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,575,457,214
Number of Portfolio Holdings	3,694
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	3.1%
Aa	9.2%
A	42.3%
Baa	42.5%
Ba	1.5%
Not Rated	1.4%
Maturity allocation
Maturity	Percent of Total Investments (a)
10-15 Years	15.3%
15-20 Years	21.4%
More than 20 Years	63.3%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000182992 [Member]
Shareholder Report [Line Items]
Fund Name	iShares High Yield Systematic Bond ETF
Class Name	iShares High Yield Systematic Bond ETF
Trading Symbol	HYDB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares High Yield Systematic Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares High Yield Systematic Bond ETF	$18	0.35%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[6]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	6.69%	13.97%	5.14%	5.42%
Fund Market	6.67	13.83	5.03	5.42
Bloomberg U.S. Universal Index	4.99	7.92	0.34	1.68
BlackRock High Yield Systematic Bond Index	6.89	14.68	5.64	5.79
Markit iBoxx USD Liquid High Yield Index	6.03	12.32	3.79	4.26

Performance Inception Date	Jul. 11, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 660,015,666
Holdings Count | Holding	265
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$660,015,666
Number of Portfolio Holdings	265
Portfolio Turnover Rate	34%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	1.3%
Ba	38.1%
B	49.0%
Caa	6.0%
Ca	0.4%
Not Rated	5.2%
Maturity allocation
Maturity	Percent of Total Investments (a)
1-5 Years	60.8%
5-10 Years	35.3%
10-15 Years	1.1%
15-20 Years	1.4%
More than 20 Years	1.4%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000189865 [Member]
Shareholder Report [Line Items]
Fund Name	iShares ESG Aware USD Corporate Bond ETF
Class Name	iShares ESG Aware USD Corporate Bond ETF
Trading Symbol	SUSC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares ESG Aware USD Corporate Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware USD Corporate Bond ETF	$9	0.18%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[7]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	5.13%	9.09%	0.50%	2.15%
Fund Market	5.11	9.02	0.47	2.16
Bloomberg U.S. Universal Index	4.99	7.92	0.34	1.68
Bloomberg MSCI US Corporate ESG Focus Index	5.22	9.30	0.81	2.43

Performance Inception Date	Jul. 11, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,140,463,460
Holdings Count | Holding	4,066
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,140,463,460
Number of Portfolio Holdings	4,066
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	1.7%
Aa	5.3%
A	43.2%
Baa	47.2%
Ba	1.7%
Not Rated	0.9%
Maturity allocation
Maturity	Percent of Total Investments (a)
1-5 Years	35.5%
5-10 Years	28.2%
10-15 Years	8.2%
15-20 Years	5.9%
More than 20 Years	22.2%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000012091 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBoxx $ Investment Grade Corporate Bond ETF
Class Name	iShares iBoxx $ Investment Grade Corporate Bond ETF
Trading Symbol	LQD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBoxx $ Investment Grade Corporate Bond ETF	$7	0.14%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[8]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	5.48%	9.40%	0.30%	2.52%
Fund Market	5.62	9.49	0.32	2.53
Bloomberg U.S. Universal Index	4.99	7.92	0.34	1.93
Markit iBoxx® USD Liquid Investment Grade Index	5.59	9.61	0.43	2.70

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 32,712,080,192
Holdings Count | Holding	2,772
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$32,712,080,192
Number of Portfolio Holdings	2,772
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	2.5%
Aa	5.7%
A	46.9%
Baa	42.1%
Ba	2.5%
Not Rated	0.3%
Maturity allocation
Maturity	Percent of Total Investments (a)
1-5 Years	16.8%
5-10 Years	38.4%
10-15 Years	8.5%
15-20 Years	8.0%
More than 20 Years	28.3%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000037540 [Member]
Shareholder Report [Line Items]
Fund Name	iShares 5-10 Year Investment Grade Corporate Bond ETF
Class Name	iShares 5-10 Year Investment Grade Corporate Bond ETF
Trading Symbol	IGIB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares 5-10 Year Investment Grade Corporate Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 5-10 Year Investment Grade Corporate Bond ETF	$2	0.04%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[9]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	6.06%	10.42%	1.33%	2.64%
Fund Market	6.07	10.50	1.33	2.63
ICE BofA US Broad Market Index	4.85	7.35	(0.08)	1.67
ICE® BofA® 5-10 Year US Corporate Index	6.05	10.41	1.37	2.75

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 14,310,208,931
Holdings Count | Holding	2,766
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$14,310,208,931
Number of Portfolio Holdings	2,766
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	0.8%
Aa	5.3%
A	41.3%
Baa	48.4%
Ba	2.2%
Not Rated	2.0%
Maturity allocation
Maturity	Percent of Total Investments (a)
5-10 Years	92.2%
10-15 Years	6.7%
15-20 Years	0.1%
More than 20 Years	1.0%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000037543 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Government/Credit Bond ETF
Class Name	iShares Government/Credit Bond ETF
Trading Symbol	GBF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Government/Credit Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Government/Credit Bond ETF	$10	0.20%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[10]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years		10 Years
Fund NAV	4.49%	6.96%	(0.25	) %	1.56%
Fund Market	4.58	6.98	(0.25)		1.55
Bloomberg U.S. Universal Index	4.99	7.92	0.34		1.93
Bloomberg U.S. Government/Credit Bond Index	4.61	7.21	(0.02)		1.76

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 221,940,158
Holdings Count | Holding	4,052
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$221,940,158
Number of Portfolio Holdings	4,052
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	62.9%
Aa	2.9%
A	15.6%
Baa	17.4%
Ba	0.8%
Not Rated	0.4%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	60.7%
Corporate Bonds & Notes	35.2%
Foreign Government Obligations	3.3%
Municipal Debt Obligations	0.8%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000012092 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core U.S. Aggregate Bond ETF
Class Name	iShares Core U.S. Aggregate Bond ETF
Trading Symbol	AGG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Core U.S. Aggregate Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core U.S. Aggregate Bond ETF	$2	0.03%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[11]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years		10 Years
Fund NAV	4.83%	7.29%	(0.07	) %	1.60%
Fund Market	4.88	7.29	(0.07)		1.60
Bloomberg U.S. Universal Index	4.99	7.92	0.34		1.93
Bloomberg U.S. Aggregate Bond Index	4.83	7.30	(0.04)		1.64

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 117,610,829,178
Holdings Count | Holding	11,850
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$117,610,829,178
Number of Portfolio Holdings	11,850
Portfolio Turnover Rate	42%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	70.5%
Aa	4.4%
A	11.6%
Baa	11.9%
Ba	0.5%
Not Rated	1.1%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	70.8%
Corporate Bonds & Notes	25.6%
Foreign Government Obligations	2.0%
Collateralized Mortgage Obligations	1.0%
Municipal Debt Obligations	0.5%
Asset-Backed Securities	0.4%
TBA Sales Commitments	(0.3	) %
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000037541 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Broad USD Investment Grade Corporate Bond ETF
Class Name	iShares Broad USD Investment Grade Corporate Bond ETF
Trading Symbol	USIG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Broad USD Investment Grade Corporate Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Broad USD Investment Grade Corporate Bond ETF	$2	0.04%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[12]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	5.29%	9.42%	0.76%	2.48%
Fund Market	5.40	9.49	0.75	2.47
ICE BofA US Broad Market Index	4.85	7.35	(0.08)	1.67
ICE® BofA® US Corporate Index	5.28	9.45	0.82	2.61

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 11,917,283,806
Holdings Count | Holding	10,366
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$11,917,283,806
Number of Portfolio Holdings	10,366
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	1.9%
Aa	7.7%
A	42.8%
Baa	44.1%
Ba	1.8%
Not Rated	1.7%
Maturity allocation
Maturity	Percent of Total Investments (a)
1-5 Years	38.5%
5-10 Years	28.0%
10-15 Years	6.9%
15-20 Years	6.8%
More than 20 Years	19.8%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000037544 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MBS ETF
Class Name	iShares MBS ETF
Trading Symbol	MBB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MBS ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MBS ETF	$2	0.04%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[13]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years		10 Years
Fund NAV	5.47%	7.49%	(0.23	) %	1.17%
Fund Market	5.64	7.63	(0.19)		1.18
Bloomberg U.S. Universal Index	4.99	7.92	0.34		1.93
Bloomberg U.S. MBS Index	5.47	7.46	(0.18)		1.28

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 33,451,226,293
Holdings Count | Holding	10,980
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$33,451,226,293
Number of Portfolio Holdings	10,980
Portfolio Turnover Rate	73%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Issuer allocation
Issuer	Percent of Total Investments(a)
Uniform Mortgage-Backed Securities	75.2%
Government National Mortgage Association	22.0%
Federal Home Loan Mortgage Corp.	2.7%
Federal National Mortgage Association	0.1%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	0.2%
5-10 Years	2.3%
10-15 Years	8.6%
15-20 Years	3.4%
20-25 Years	14.1%
25-30 Years	68.1%
30-35 Years	3.3%
(a)	Excludes money market funds.

C000037542 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Intermediate Government/Credit Bond ETF
Class Name	iShares Intermediate Government/Credit Bond ETF
Trading Symbol	GVI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Intermediate Government/Credit Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Intermediate Government/Credit Bond ETF	$10	0.20%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[14]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	4.27%	6.90%	0.79%	1.62%
Fund Market	4.28	6.84	0.78	1.62
Bloomberg U.S. Universal Index	4.99	7.92	0.34	1.93
Bloomberg U.S. Intermediate Government/Credit Bond Index	4.37	7.11	0.96	1.80

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 3,346,853,291
Holdings Count | Holding	5,599
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,346,853,291
Number of Portfolio Holdings	5,599
Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	68.1%
Aa	2.3%
A	14.1%
Baa	14.5%
Ba	0.6%
Not Rated	0.4%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	65.0%
Corporate Bonds & Notes	31.0%
Foreign Government Obligations	3.8%
Municipal Debt Obligations	0.2%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000046846 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBoxx $ High Yield Corporate Bond ETF
Class Name	iShares iBoxx $ High Yield Corporate Bond ETF
Trading Symbol	HYG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBoxx $ High Yield Corporate Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBoxx $ High Yield Corporate Bond ETF	$25	0.49%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[15]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	5.88%	12.01%	3.32%	3.58%
Fund Market	5.84	11.99	3.32	3.57
Bloomberg U.S. Universal Index	4.99	7.92	0.34	1.93
Markit iBoxx® USD Liquid High Yield Index	6.01	12.30	3.79	4.10

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 16,784,630,165
Holdings Count | Holding	1,251
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$16,784,630,165
Number of Portfolio Holdings	1,251
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	1.5%
Ba	41.7%
B	42.4%
Caa	11.5%
Ca	1.5%
Not Rated	1.4%
Maturity allocation
Maturity	Percent of Total Investments (a)
0-1 Year	0.2%
1-5 Years	57.5%
5-10 Years	40.2%
10-15 Years	0.3%
More than 20 Years	1.8%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000174365 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core 5-10 Year USD Bond ETF
Class Name	iShares Core 5-10 Year USD Bond ETF
Trading Symbol	IMTB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Core 5-10 Year USD Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core 5-10 Year USD Bond ETF	$3	0.05%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[16]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	5.62%	8.31%	0.23%	1.42%
Fund Market	5.85	8.32	0.21	1.44
Bloomberg U.S. Universal Index	4.99	7.92	0.34	1.59
Bloomberg U.S. Universal 5-10 Year Index	5.63	8.36	0.31	1.48

Performance Inception Date	Nov. 01, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 224,430,610
Holdings Count | Holding	2,836
Investment Company Portfolio Turnover	126.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$224,430,610
Number of Portfolio Holdings	2,836
Portfolio Turnover Rate	126%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	62.9%
Aa	11.6%
A	8.3%
Baa	10.0%
Ba	2.7%
B	2.3%
Caa	0.5%
Ca	0.2%
Not Rated	1.5%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	72.5%
Corporate Bonds & Notes	23.0%
Foreign Government Obligations	4.2%
Collateralized Mortgage Obligations	0.7%
Municipal Debt Obligations	0.1%
Common Stocks	0.0	% (b)
TBA Sales Commitments	(0.5	) %
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000080010 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core 10+ Year USD Bond ETF
Class Name	iShares Core 10+ Year USD Bond ETF
Trading Symbol	ILTB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Core 10+ Year USD Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core 10+ Year USD Bond ETF	$3	0.06%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[17]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years		10 Years
Fund NAV	5.64%	8.39%	(2.29	) %	2.10%
Fund Market	5.70	8.51	(2.27)		2.05
Bloomberg U.S. Universal Index	4.99	7.92	0.34		1.93
Bloomberg U.S. Universal 10+ Year Index	5.67	8.46	(2.26)		2.16

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 604,160,747
Holdings Count | Holding	3,665
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$604,160,747
Number of Portfolio Holdings	3,665
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	45.7%
Aa	6.1%
A	21.2%
Baa	22.2%
Ba	2.1%
B	0.9%
Caa	0.4%
Ca	0.6%
Not Rated	0.8%
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds & Notes	47.2%
U.S. Government & Agency Obligations	43.5%
Foreign Government Obligations	7.4%
Municipal Debt Obligations	1.9%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000189864 [Member]
Shareholder Report [Line Items]
Fund Name	iShares ESG Aware 1-5 Year USD Corporate Bond ETF
Class Name	iShares ESG Aware 1-5 Year USD Corporate Bond ETF
Trading Symbol	SUSB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares ESG Aware 1-5 Year USD Corporate Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware 1-5 Year USD Corporate Bond ETF	$6	0.12%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[18]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	4.32%	7.86%	1.85%	2.30%
Fund Market	4.37	7.83	1.81	2.30
Bloomberg U.S. Universal Index	4.99	7.92	0.34	1.68
Bloomberg MSCI US Corporate 1-5 Year ESG Focus Index	4.38	8.02	2.08	2.51

Performance Inception Date	Jul. 11, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 890,017,381
Holdings Count | Holding	1,515
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$890,017,381
Number of Portfolio Holdings	1,515
Portfolio Turnover Rate	23%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	1.4%
Aa	3.6%
A	46.5%
Baa	45.6%
Ba	1.5%
Not Rated	1.4%
Maturity	Percent of Total Investments (a)
1-2 Years	23.4%
2-3 Years	23.4%
3-4 Years	27.7%
4-5 Years	21.0%
5-6 Years	4.1%
7-8 Years	0.2%
9-10 Years	0.2%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.

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